Document and Entity Information	Oct. 26, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2022
Entity Registrant Name	Teladoc Health, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37477
Entity Tax Identificatoin Number	04-3705970
Entity Address, Address Line One	2 Manhattanville Road
Entity Address, Adress Line Two	Suite 203
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	203
Local Phone Number	635-2002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TDOC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001477449
Amendment Flag	false